EXPLORATION AND EVALUATION PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of exploration and evaluation properties

	Camino	Cerro	Monitor
	Rojo	Quema	Gold	Total
Acquisition costs
At January 1, 2020	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
Transferred to “mineral properties and related construction”	(39,272)	—	—	(39,272)
Transferred to value added taxes recoverable	(3,343)	—	—	(3,343)
At December 31, 2020	$—	$82,429	$314	$82,743
Additions	—	—	—	—
At December 31, 2021	$—	$82,429	$314	$82,743

Accumulated foreign exchange on translation
At January 1, 2020	$285	$—	$—	$285
Due to changes in exchange rates	(2,414)	—	—	(2,414)
Transferred to “mineral properties and related construction”	2,129	—	—	2,129
At December 31, 2020	$—	$—	$—	$—
Due to changes in exchange rates	—	—	—	—
At December 31, 2021	$—	$—	$—	$—

Acquisition costs
At December 31, 2020	$—	$82,429	$314	$82,743
At December 31, 2021	$—	$82,429	$314	$82,743